UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 1001 Brickell Bay Drive, Suite 3112
         Miami, FL 33131


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			02-13-07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:  $4,222,468
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL A   COM              084670108   813596 7397.0000SH       SOLE                5633.0000         1764.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   182288 49724.0000SH      SOLE               19976.0000        29748.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103    23966 598553.0000SH     SOLE              555253.0000        43300.0000
CANADIAN NAT RES LTD           COM              136385101   765488 14380768.0000SH   SOLE            11598000.0000        2782768.00
CITIGROUP                      COM              172967101      523 9388.0000SH       SOLE                3388.0000         6000.0000
COCA COLA CO                   COM              191216100      839 17397.0000SH      SOLE                  77.0000        17320.0000
DAILY JOURNAL CORP COM         COM              233912104     2868 67496.0000SH      SOLE               48646.0000        18850.0000
DUKE ENERGY CORP COM           COM              26441C105    65962 1986200.0000SH    SOLE             1942800.0000        43400.0000
EASTMAN CHEM CO COM            COM              277432100   114901 1937300.0000SH    SOLE             1598800.0000        338500.000
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   521530 13713642.0000SH   SOLE            10684224.0000        3029418.00
GYRODYNE CO AMER INC COM       COM              403820103      684 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    21024 318552.0000SH     SOLE              240996.0000        77556.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1612 17590.0000SH      SOLE                 133.0000        17457.0000
IDT CORP                       COM              448947101    20681 1528500.0000SH    SOLE             1528500.0000
IDT CORP CL B                  COM              448947309    83074 6351200.0000SH    SOLE             6351200.0000
KAISER ALUMINUM CORP COM PAR $ COM              483007704     3034 54200.0000SH      SOLE               54200.0000
LEUCADIA NATL CORP COM         COM              527288104   193897 6875770.0000SH    SOLE             4415480.0000        2460290.00
MARKEL CORP                    COM              570535104      361 751.0000 SH       SOLE                   1.0000          750.0000
MARSH & MCLENNAN COS INC COM   COM              571748102    39551 1290000.0000SH    SOLE             1042400.0000        247600.000
MERCURY GENL CORP NEW          COM              589400100     4000 75850.0000SH      SOLE                 150.0000        75700.0000
MERITOR SVGS BK PA COM         COM              590007100      205 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      279 20000.0000SH      SOLE                                 20000.0000
MOHAWK INDS INC COM            COM              608190104   254427 3398700.0000SH    SOLE             2714500.0000        684200.000
MUELLER WTR PRODS INC COM SER  COM              624758108    12952 871000.0000SH     SOLE              871000.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   114103 7657900.0000SH    SOLE             7657900.0000
PENN WEST ENERGY TR UNIT       COM              707885109   371647 12161220.0000SH   SOLE             9585600.0000        2575620.00
PHELPS DODGE CORP COM          COM              717265102   118379 988800.0000SH     SOLE              988800.0000
SAFETY INS GROUP INC COM       COM              78648T100     1542 30400.0000SH      SOLE                6500.0000        23900.0000
SEARS HLDGS CORPCOM            COM              812350106   166397 990871.0000SH     SOLE              757671.0000        233200.000
SYSTEMAX INC                   COM              871851101      602 34500.0000SH      SOLE                                 34500.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    73691 2760997.0000SH    SOLE             2760997.0000
TRANS WORLD ENTMT CORP COM     COM              89336Q100      784 119200.0000SH     SOLE              119200.0000
USA MOBILITY INC               COM              90341G103    53118 2374526.0000SH    SOLE             2374526.0000
USG CORP NEW COM               COM              903293405   162279 2961300.0000SH    SOLE             2501000.0000        460300.000
WELLSFORD REAL PPTYS COM       COM              950240200       85 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      682 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    17222 29722.0000SH      SOLE               29722.0000
WINTHROP REALTY TRUST INC      COM              976391102    13942 2035382.6080SH    SOLE             2035382.6080
ONEOK PARTNERS LP UNIT LTD PAR COM              68268N103      253 4000.0000SH       SOLE                                  4000.0000